ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2026
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	March 31,	December 31
	2026	2025
Accounts receivable	$1,042,513	$456,507
Less: Allowance for doubtful accounts	(632,012)	(37,295)
Accounts receivable, net	$411,501	$419,212